Segmental reporting - Disclosure of income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total income	£ 18,268	£ 18,194	£ 15,408
United Kingdom
Disclosure of operating segments [line items]
Total income	6,095	7,962	4,585
United Kingdom | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Total income	6,095	7,962	4,585
Europe
Disclosure of operating segments [line items]
Total income	2,513	2,320	2,358
Americas
Disclosure of operating segments [line items]
Total income	8,200	6,516	7,326
Africa and Middle East
Disclosure of operating segments [line items]
Total income	87	63	45
Asia
Disclosure of operating segments [line items]
Total income	1,373	1,333	1,094
United States | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Total income	£ 8,013	£ 6,340	£ 7,162